Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Average effective tax rate	24.50%	13.20%
Applicable tax rate	26.50%	26.50%
Deferred income tax liability not recognized	$ 406.3	$ 590.6